UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21125

BlackRock California Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Municipal Income Trust II
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock California Municipal Income Trust II (BCL)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—154.6%
		California—151.2%
		Anaheim Pub. Fing. Auth., Recreational Fac. Impvts. Lease Abatement RB, Pub. Impvt. Proj.,
$ 15,000		Ser. C, Zero Coupon, 9/01/34, FSA	No Opt. Call	$4,173,750
10,000		Ser. C, Zero Coupon, 9/01/36, FSA	No Opt. Call	2,533,100
8,000		California, Cash Flow Mgmt., Ad Valorem Ppty. Tax GO, 5.50%, 11/01/33	11/13 @ 100	8,612,000
4,500		Campbell Redev. Agcy., Pub. Impvts. TA, Campbell Redev. Proj., Ser. A, 5.00%, 10/01/32,
		AMBAC	10/15 @ 100	4,687,335
4,330		City of Chula Vista Indl. Dev., Gas Util. Impvts. Nat. Gas RB, 5.00%, 12/01/27, AMT	12/15 @ 102	4,483,931
2,690		City of Chula Vista, Indl. Dev. RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	2,778,824
2,000	[2]	City of Vernon, Elec., Pwr. & Lt. Impvts. RB, Malburg Generating Station Proj., 5.50%,
		4/01/08	N/A	2,031,800
6,000		Cnty. of San Bernardino, Pub. Impvts. ST, 5.90%, 9/01/33	09/12 @ 102	6,339,420
6,000		Corona Norco Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. No. 98-1 Proj., 5.10%,
		9/01/32, AMBAC	09/12 @ 100	6,210,480
6,000	[2]	Dept. of Wtr. Recs. Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	N/A	6,472,620
5,000		Edl. Facs Auth., Univ. & Coll. Impvts. RB, Univ. of Southern California, Ser. A, 4.50%,
		10/01/33	10/17 @ 100	4,916,350
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Impvts. Tolls RB,
6,550		Zero Coupon, 1/15/30	01/10 @ 30.966	1,775,836
15,470	[3]	Ser. A, Zero Coupon, 1/01/26	ETM	6,680,565
4,890	[3]	Ser. A, Zero Coupon, 1/01/30	ETM	1,739,324
		Golden St. Tobacco Sec. Corp.,
2,900	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/13	N/A	3,317,484
9,000	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.75%, 6/01/13	N/A	10,355,310
5,650	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.50%, 6/01/13	N/A	6,135,787
3,000	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.625%, 6/01/13	N/A	3,277,830
		Infrastructure & Econ. Dev. Bank,
1,735		Hlth., Hosp. & Nursing Home Impvts. RB, Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	1,824,405
2,500		Pub. Impvts. Misc. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,596,525
5,000		La Quinta Redev. Agcy., Pub. Impvts. TA, Redev. Area No. 1 Proj., 5.125%, 9/01/32,
		AMBAC	09/12 @ 102	5,241,550
5,500		Los Angeles Dept. of Wtr. & Pwr., Wtr. Util. Impvts RB, Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,650,865
1,785		Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American Airlines,
		Inc. Proj., Ser. C, 7.50%, 12/01/24, AMT	12/12 @ 102	2,019,245
4,400		Met. Wtr. Dist. of Southern California, Wtr. Utils. Impvts. RB, Ser A, 5.00%, 7/01/37	07/17 @ 100	4,634,960
3,500		Mobilehome Pk. Fing. Auth., St. Sngl. Fam. Hsg. RB, Millennium Hsg. Corp. Proj., Ser. A,
		5.25%, 3/15/34, ACA	03/13 @ 102	3,663,590
		Oxnard, Pub. Impvt. SA, 1 Rice Ave. Proj.,
1,910		5.625%, 9/02/27	09/07 @ 103	1,966,173
1,905		5.70%, 9/02/32	09/07 @ 103	1,964,665
		Poll. Ctrl. Fing. Auth.,
3,000		Indl. RB, Sld. Wst. Mgt., Inc. Proj., Ser. B, 5.00%, 7/01/27, AMT	07/15 @ 101	3,014,040
1,180		Rec. Recovery Impvts. RB, Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	04/15 @ 101	1,226,952
		Poway Unified Sch. Dist., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6 Proj.,
1,500		5.50%, 9/01/25	09/10 @ 102	1,530,570
1,700		5.60%, 9/01/33	09/10 @ 102	1,737,043
2,470		Rohnert Pk. Fing. Auth., Local Hsg. RB, Millennium Hsg. Corp. Proj., Ser. A, 5.625%,
		9/15/28	09/13 @ 100	2,621,238
5,000	[2]	Sacramento City Fing. Auth., Wtr. Util. Impvts. Lease Approp. RB, Ser. A, 5.00%, 6/01/11,
		AMBAC	N/A	5,228,250
8,665		San Diego Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. D, 5.25%,
		7/01/23, FGIC	07/12 @ 101	9,278,915

1

BlackRock California Municipal Income Trust II (BCL) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		California— (cont'd)
$ 5,000		San Francisco City & Cnty. Redev. Agcy., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6 Mission
		Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	$5,266,950
30,000		San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero Coupon, 1/15/34,
		MBIA	No Opt. Call	8,823,600
		Santa Clarita, Cmnty. Facs. Dist. ST, Valencia Town Ctr. Proj.,
1,640		5.80%, 11/15/25	11/10 @ 102	1,698,761
1,500		5.85%, 11/15/32	11/10 @ 102	1,571,115
2,685		Santa Rosa Wstwtr., Swr. Impvts. RB, Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	1,164,565
2,200		South Tahoe Joint Pwr. Fin. Auth. TA, South Tahoe Redev. Proj., 5.45%, 10/01/33	10/13 @ 100	2,284,436
		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
5,000		Kaiser Hosp. Asset Mgmt. Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,220,700
7,000		Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,336,910
8,000		Sutter Hlth. Oblig. Corp. Proj., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,481,200
1,600	[2]	Tobacco Sec. Auth. of Southern California, Misc. Purps. Tobacco Settlement Funded RB, Ser.
		A, 5.625%, 6/01/12	N/A	1,727,296
2,000		Tustin Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. B, 5.60%,
		9/01/29	09/12 @ 101	2,057,940
2,000		Univ. of California, Coll. & Univ. RB, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,078,160
1,170		Val Verde, Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13 @ 102	1,223,949
				189,656,314
		Multi-State—3.4%
		Charter Mac Equity Issuer Trust,
500	[4]	Ser. A, 5.75%, 4/30/15	No Opt. Call	533,335
1,000	[4]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,099,110
1,500	[4]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,602,615
1,000	[4]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,067,330
				4,302,390
		Total Long-Term Investments (cost $178,738,499)		193,958,704
		SHORT-TERM INVESTMENTS—0.7%
		California—0.7%
900	[5]	Hsg. Fin. Agcy., St. Sngl. Fam. Hsg. RB, Ser F, 3.89%, 6/01/07, AMBAC, FRDD, AMT	N/A	900,000
Shares
		Money Market Fund—0.0%
237	[6,7]	CMA California Mun. Money Fund, 3.25%		237
		Total Short-Term Investments (cost $900,237)		900,237
Total Investments —155.3% (cost $179,638,7368)				$194,858,941
Other assets in excess of liabilities —2.1%				2,604,055
Preferred shares at redemption value, including dividends payable —(57.4)%				(71,982,076)
Net Assets Applicable to Common Shareholders —100%				$125,480,920

1	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

2	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

3	Security is collateralized by Municipal or U.S. Treasury obligations.

4	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2007, the Trust held 3.4% of its net assets, with a current market value of $4,302,390, in securities restricted as to resale.

5	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of May 31, 2007.

6	Represents an investment in an affiliate.

7	Represents current yield as of May 31, 2007.

8	Cost for federal income tax purposes is $179,616,452. The net unrealized appreciation on a tax basis is $15,242,489, consisting of $15,451,222 gross unrealized appreciation and $208,733 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	RB	—	Revenue Bond
ETM	—	Escrowed to Maturity	SA	—	Special Assessment
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FRDD	—	Floating Rate Daily Demand	TA	—	Tax Allocation
FSA	—	Financial Security Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock California Municipal Income Trust II

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007